Deferred Revenues	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Revenues
23.	DEFERRED REVENUES
Deferred revenues as of December 31, 2019 mainly represent the unearned portion of installation fees for wireline services received from customers (Note 17), and the unamortized portion of government grants (Note 18).

	2018	2019
	RMB	RMB
Balance at beginning of the year	2,274	1,829
Reductions for the year:
Amortization of installation fees	(138)	(90)
Amortization of government grants	(307)	(284)

Balance at end of year	1,829	1,455

Representing:
Current portion	375	358
Non-current portion	1,454	1,097

	1,829	1,455